Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Information [Line Items]
Average number of employees	5,503	4,690	4,756
Production
Employee Information [Line Items]
Average number of employees	3,310	3,043	3,308
Administration, distribution & sales
Employee Information [Line Items]
Average number of employees	2,193	1,647	1,448